CONSOLIDATED BALANCE SHEETS - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	HKD 475,361	HKD 528,527
Trade receivables, net of allowances for doubtful accounts of HK$nil and HK$nil as of December 31, 2014 and 2015, respectively	303,681	278,553
Inventories (note 3)	105,221	96,030
Bills receivable	5,782	0
Deposits, prepayment and other receivables (note 4)	44,473	50,204
Total current assets	934,518	953,314
Property, plant and equipment, net (note 5)	336,491	283,500
Prepaid lease payments, net (note 6)	18,165	19,692
Deferred tax assets (note 10)	13,260	14,212
Intangible assets	438	438
Total assets	1,302,872	1,271,156
Current liabilities
Bank borrowings (note 7)	29,223	21,429
Trade payables	111,658	125,854
Other payables and accruals (note 8)	152,095	103,576
Tax payable	69,210	58,736
Total current liabilities	362,186	309,595
Borrowings (note 7)	0	28,571
Total liabilities	362,186	338,166
Commitments and contingencies (note 11)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2014 and 2015, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	7,599	10,137
Retained earnings	906,937	896,703
Total shareholders' equity	940,686	932,990
Total liabilities and shareholders' equity	HKD 1,302,872	HKD 1,271,156